Share Capital and Other Equity Instruments - Warrants - Additional Information (Details) - $ / shares		6 Months Ended
	Nov. 25, 2020	Jun. 30, 2023	Jun. 30, 2022	Feb. 15, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants issued	789,472	789,472
Warrant Transaction [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Range of exercise price		$ 0	$ 152.1	$ 152.1
Number of warrants cancelled				16,873